RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Schedule of amounts due from related parties comprised of amounts receivable from the sales of goods
	At December 31,
	2014	2015
Zhejiang Yuhuan (1)	$169,244	$110,952
Jinko and its subsidiaries(2)	283,171	-
Total	$452,415	$110,952

Schedule of amounts due to related parties comprised of amounts payable to purchase of raw materials and others
	At December 31,
	2014	2015
Zhejiang Yaohui (4)	$3,433,772	$2,552,385
Jinko and its subsidiaries (2)	135,391	124,229
Champion era enterprises limited (3)	4,000,000	-
Jiashan Kaiwo(5)	348	-
Total	$7,569,511	$2,676,614

Schedule of related party transactions
	Years ended December 31,
	2013	2014	2015
Sale of goods to Jinko and its subsidiaries(2)	2,884,843	2,898,698	53,538
Purchase of raw materials from Jinko and its subsidiaries (2)	18,344,180	90,409	-
Purchase of raw materials from Zhejiang Yaohui(4)	4,955,620	5,759,079	4,581,029
Rental payment to Zhejiang Yuhuan(1)	3,253	3,246	5,236
Rental expense incurred associated with using Zhejiang Yuhuan's premises(1)	70,270	70,107	67,566
Loan from Champion era enterprises limited(3)	-	4,000,000	3,000,000
Repayment to Champion era enterprises limited(3)	-	-	7,000,000
Purchase of raw materials from Jiashan Kaiwo(5)	211,235	-	-

Mr. Xianshou Li and his family individually or jointly provided guarantees for the Company's short term and long term borrowings totaling RMB 1,872,382,996 ($301,773,840) and RMB 2,060,000,000 ($318,008,380) as of December 31, 2014 and 2015, respectively.

(1)	Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) is controlled by Xianshou Li, Chief Executive Officer.
(2)	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)
(3)
Champion era enterprises Ltd. is controlled by Xianshou Li. The annualized interest rate of the loan is 5%, and the maturity of the loans are six and three months respectively for the loans during the years ended December 31, 2014 and 2015.

(4)	The brother of HR VP and shareholder of ReneSola Ltd is the director of Zhejiang Yaohui Photovoltaic Co., Ltd. (“Zhejiang Yaohui”)
(5)	Jiashan Kaiwo Trading Co., Ltd. (“Jiashan Kaiwo”) is controlled by Xianshou Li.